Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2015
Allowance for doubtful accounts
Allowance for doubtful accounts

6. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	2013	2014	2015
Allowance for doubtful accounts at beginning of the year	¥1,002	¥1,375	¥1,593
Provision for doubtful accounts, net of reversal	166	366	(388)
Write-offs	(90)	(267)	(37)
Translation adjustment and other	297	119	127

Allowance for doubtful accounts at the end of the year	¥1,375	¥1,593	¥1,295